Related Party Transactions	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 9. Related Party Transactions

The Company offers a financing plan to its customers through John Deere Financial, f.s.b. (“John Deere Financial”) a wholly-owned subsidiary of Deere & Company (“Deere”). The Company paid John Deere Financial fees related to the financing offered of approximately $0.4 million and $0.2 million for the nine months ended October 2, 2016 and September 27, 2015, respectively.

In December 2013, CD&R Landscapes Holdings, L.P. (the “CD&R Investor”), an affiliate of Clayton Dubilier & Rice, LLC (“CD&R”), acquired a majority stake in the Company (the “CD&R Acquisition”). In connection with the CD&R Acquisition, SiteOne Landscape Supply, Inc., SiteOne Landscape Supply Midco, Inc., Bidco, Landscape Holding and Landscape entered into consulting agreements (the “Consulting Agreements”) with each of CD&R and Deere. CD&R and Deere each provided consulting services under the Consulting Agreements at an annual fee of $1.3 million plus expense reimbursement and $0.7 million plus expense reimbursement, respectively, for a 10-year term or earlier termination if CD&R’s or Deere’s ownership, respectively, of the Company was reduced below 10%. On May 17, 2016, the Company entered into termination agreements with CD&R and Deere pursuant to which the Company paid CD&R and Deere an aggregate fee of approximately $7.5 million to terminate the Consulting Agreements in connection with the consummation of the IPO. See “Note 11. Redeemable Convertible Preferred Stock” for a discussion of dividends paid to the CD&R investor.

TruGreen is a customer under common ownership of CD&R and therefore became a related party at the time of the CD&R Acquisition. Net sales included in the Company’s consolidated statement of operations with the customer were $1.1 million and $3.2 million for the three and nine months ended October 2, 2016, and $0.9 million and $3.5 million for the three and nine months ended September 27, 2015, respectively. Accounts receivable included in the Company’s consolidated balance sheets were $0.7 million and $0.1 million at October 2, 2016 and January 3, 2016, respectively.

Note 10. Related Party Transactions

The Company maintained, during the Predecessor Company period, an intercompany payable to Deere which was the cumulative net amount of outstanding intercompany transactions with Deere, and was non-interest bearing.

The Company periodically purchases inventory from other Deere subsidiaries not included within these financial statements. Purchases of inventory were $0.0 million, $0.5 million and $0.0 million for the Successor Company periods ended January 3, 2016, December 28, 2014 and December 29, 2013 and totaled approximately $2.1 million for the Predecessor Company period ended December 22, 2013, respectively. There were no outstanding payables as of January 3, 2016 and December 28, 2014, respectively.

The Company offers a financing plan to its customers through John Deere Financial, f.s.b. (“John Deere Financial”) a wholly-owned subsidiary of Deere. The Company pays John Deere Financial a fee related to the financing offered, which was approximately $0.3 million, $0.4 million and $0.0 million for the Successor periods ended January 3, 2016, December 28, 2014, and December 29, 2013 and $0.2 million for the Predecessor period ended December 22, 2013, respectively.

CD&R provided consulting services in conjunction with the CD&R Acquisition and received compensation of approximately $13.6 million as part of the closing funds flow. Approximately $8.2 million of these costs were related to the Company’s direct effort to arrange financing for the CD&R Acquisition discussed in Note 2 and are included as a debt discount. The remaining $5.4 million related to due diligence and other transaction fees, of which $4.9 and $0.5 million was accrued and expensed in the Successor Company period ended December 29, 2013 and Predecessor Company period ended December 22, 2013, respectively.

The agreement for these initial services also contemplated additional consulting services at an annual fee of approximately $1.3 million plus expense reimbursement for a 10 year term or earlier termination if CD&R’s ownership of the Company is reduced below 10%.

Deere provided consulting services under two agreements executed with the CD&R Acquisition. The Transaction Services Agreement (“TSA”) allowed continuation of administrative services including payroll processing, employee benefit management, tax compliance, and other services for specified term and fee for each service. In aggregate for the period ended December 28, 2014 the Company paid Deere $0.3 million under the TSA. The consulting agreement offers services that include review and recommendation concerning the Company’s staffing, compensation, benefit plans, financial and risk management, business strategy and operational improvement. Compensation for these services will be an annual fee of approximately $0.7 million plus expense reimbursement for a 10 year term or earlier termination if Deere’s ownership of the Company is reduced below 10%.

TruGreen is a customer under common ownership of CD&R and therefore became a related party at the time of the CD&R Acquisition. Net sales included in the Company’s consolidated statement of operations with the customer were $4.0 million and $4.3 million for the periods ended January 3, 2016 and December 28, 2014, respectively. Accounts receivable included in the Company’s consolidated balance sheets were $0.1 million and $0.5 million as of January 3, 2016 and December 28, 2014, respectively.